Summary of Significant Accounting Policies - Components of Cash and Cash Equivalents and Restricted Cash (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Current assets:
Cash and cash equivalents	₨ 11,107	$ 151.8	₨ 9,792	₨ 10,538
Restricted cash	4,881	66.7	4,877	2,168
Non-Current Assets
Restricted cash	170	2.3	848	1,280
Cash and cash equivalents and restricted cash	₨ 16,158	$ 220.8	₨ 15,517	₨ 13,986